UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001652227

American Homes 4 Rent Asset, LLC

Central Index Key Number of issuing entity (if applicable):  Not applicable

Central Index Key Number of underwriter (if applicable):  Not applicable

Stephanie Heim, American Homes 4 Rent, (805) 413-5300

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by American Homes 4 Rent Asset, LLC on September 1, 2015 (the “Original Filing”) and is being filed solely to correct certain errors in the report attached to the Original Filing as Exhibit 99.3—SingleSource Property Solutions, LLC Report of Valuation Review 082715 (the “SingleSource Report”). The SingleSource Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Certain disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) is attached as an Exhibit to this Form ABS-15G/A.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1                        SingleSource Property Solutions, LLC Report of Valuation Review 082715

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 2, 2015

AMERICAN HOMES 4 RENT ASSET, LLC
(Depositor)

By:	/s/ Diana Laing
Name: Diana Laing
Title: Chief Financial Officer